Fair Value of Financial Instruments (Tables)	9 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets Measured on Recurring Basis
The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy at March 31, 2026:

	(In thousands)
	Fair Value Measurement at March 31, 2026
Assets:	Total	Level 1	Level 2	Level 3
Money market funds1	$37,817	$37,817	$—	$—
Treasury funds1	65,211	65,211	—	—
USDC 2	500	500	—	—
HYPE digital assets	689,045	689,045	—	—

Total assets measured at fair value	$792,573	$792,573	$—	$—

1 - Included in cash and cash equivalents on the condensed consolidated balance sheets.
2 - Included in prepaids and other current assets on the condensed consolidated balance sheets.